UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-23305

AMERICAN CENTURY ETF TRUST
(Exact name of registrant as specified in charter)

4500 MAIN STREET, KANSAS CITY, MISSOURI	64111
(Address of principal executive offices)	(Zip Code)

CHARLES A. ETHERINGTON, 4500 MAIN STREET KANSAS CITY, MISSOURI 64111
(Name and address of agent for service)

Registrant’s telephone number, including area code:	816-531-5575

Date of fiscal year end:	08-31

Date of reporting period:	11-30-2018

ITEM 1. SCHEDULE OF INVESTMENTS.

American Century Investments®
Quarterly Portfolio Holdings
American Century® Diversified Corporate Bond ETF (KORP)
November 30, 2018

American Century Diversified Corporate Bond ETF - Schedule of Investments
NOVEMBER 30, 2018 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
CORPORATE BONDS — 97.5%
Airlines — 0.6%
Delta Air Lines, Inc., 3.80%, 4/19/23	182,000	177,909
Auto Components — 0.8%
Lear Corp., 3.80%, 9/15/27	260,000	234,514
Automobiles — 1.8%
Ally Financial, Inc., 4.625%, 5/19/22	143,000	143,357
General Motors Co., 4.875%, 10/2/23	234,000	234,466
Harley-Davidson, Inc., 3.50%, 7/28/25	195,000	185,548
		563,371
Banks — 15.9%
Bank of America Corp., VRN, 3.00%, 12/20/23	689,000	661,020
Capital One Financial Corp., 3.50%, 6/15/23	689,000	670,730
Citigroup, Inc., 4.05%, 7/30/22	663,000	666,179
Huntington Bancshares, Inc., 2.30%, 1/14/22	689,000	658,561
KeyCorp, MTN, 2.90%, 9/15/20	494,000	488,972
Regions Financial Corp., 2.75%, 8/14/22	689,000	661,705
SunTrust Bank, 2.45%, 8/1/22	520,000	499,227
Wells Fargo & Co., 4.125%, 8/15/23	676,000	673,806
		4,980,200
Beverages — 2.0%
Constellation Brands, Inc., 3.20%, 2/15/23	299,000	289,363
Keurig Dr Pepper, Inc., 4.06%, 5/25/23(1)	325,000	320,807
		610,170
Biotechnology — 1.8%
Biogen, Inc., 3.625%, 9/15/22	299,000	298,349
Celgene Corp., 2.875%, 8/15/20	260,000	257,084
		555,433
Building Products — 0.5%
Masco Corp., 4.375%, 4/1/26	169,000	166,825
Chemicals — 3.5%
Celanese US Holdings LLC, 4.625%, 11/15/22	195,000	198,363
Dow Chemical Co. (The), 3.00%, 11/15/22	247,000	238,525
LYB International Finance BV, 4.00%, 7/15/23	325,000	323,489
Rayonier AM Products, Inc., 5.50%, 6/1/24(1)	143,000	131,560
Westlake Chemical Corp., 3.60%, 8/15/26	208,000	190,724
		1,082,661
Construction and Engineering — 0.4%
MasTec, Inc., 4.875%, 3/15/23	143,000	139,246
Construction Materials — 0.5%
Martin Marietta Materials, Inc., 3.50%, 12/15/27	182,000	165,430
Consumer Finance — 8.3%
American Express Co., 2.50%, 8/1/22	689,000	657,886
Block Financial LLC, 5.50%, 11/1/22	234,000	241,161
CIT Group, Inc., 5.00%, 8/1/23	143,000	143,715

Discover Financial Services, 3.85%, 11/21/22	689,000	681,021
S&P Global, Inc., 4.00%, 6/15/25	195,000	195,228
Synchrony Financial, 3.75%, 8/15/21	689,000	672,208
		2,591,219
Containers and Packaging — 0.5%
Berry Global, Inc., 5.125%, 7/15/23	130,000	129,269
Packaging Corp. of America, 4.50%, 11/1/23	13,000	13,289
		142,558
Diversified Financial Services — 6.3%
Goldman Sachs Group, Inc. (The), VRN, 2.91%, 6/5/23	689,000	660,942
JPMorgan Chase & Co., 3.375%, 5/1/23	676,000	656,776
Morgan Stanley, MTN, 4.10%, 5/22/23	663,000	658,461
		1,976,179
Diversified Telecommunication Services — 1.5%
AT&T, Inc., 4.45%, 4/1/24	455,000	457,839
Electronic Equipment, Instruments and Components — 0.8%
Avnet, Inc., 4.625%, 4/15/26	273,000	264,924
Entertainment — 1.9%
Activision Blizzard, Inc., 2.30%, 9/15/21	494,000	478,078
DISH DBS Corp., 5.125%, 5/1/20	130,000	130,162
		608,240
Equity Real Estate Investment Trusts (REITs) — 3.7%
American Tower Corp., 3.50%, 1/31/23	481,000	468,591
Boston Properties LP, 2.75%, 10/1/26	208,000	186,486
CyrusOne LP / CyrusOne Finance Corp., 5.00%, 3/15/24	143,000	142,285
SITE Centers Corp., 3.625%, 2/1/25	195,000	183,779
Weyerhaeuser Co., 4.625%, 9/15/23	182,000	188,111
		1,169,252
Food Products — 2.0%
Conagra Brands, Inc., 3.20%, 1/25/23	286,000	278,220
JBS USA LUX SA / JBS USA Finance, Inc., 5.75%, 6/15/25(1)	156,000	151,515
Kraft Heinz Foods Co., 2.80%, 7/2/20	195,000	192,660
		622,395
Gas Utilities — 4.0%
Andeavor Logistics LP / Tesoro Logistics Finance Corp., 5.25%, 1/15/25	364,000	370,097
EQM Midstream Partners LP, 4.125%, 12/1/26	377,000	340,354
Plains All American Pipeline LP / PAA Finance Corp., 5.75%, 1/15/20	182,000	185,787
Williams Cos., Inc. (The), 4.30%, 3/4/24	364,000	359,874
		1,256,112
Health Care Equipment and Supplies — 2.6%
Becton Dickinson and Co., 2.40%, 6/5/20	312,000	306,337
Boston Scientific Corp., 2.85%, 5/15/20	390,000	386,306
Hologic, Inc., 4.375%, 10/15/25(1)	130,000	124,150
		816,793
Health Care Providers and Services — 3.3%
AmerisourceBergen Corp., 3.50%, 11/15/21	299,000	297,390
Anthem, Inc., 3.30%, 1/15/23	182,000	178,204
DaVita, Inc., 5.125%, 7/15/24	130,000	125,450
Encompass Health Corp., 5.75%, 11/1/24	130,000	130,650

Express Scripts Holding Co., 3.05%, 11/30/22	312,000	302,430
		1,034,124
Hotels, Restaurants and Leisure — 2.2%
Hyatt Hotels Corp., 4.85%, 3/15/26	195,000	197,863
KFC Holding Co. / Pizza Hut Holdings LLC / Taco Bell of America LLC, 5.00%, 6/1/24(1)	130,000	128,538
Wyndham Destinations, Inc., 4.25%, 3/1/22	247,000	238,972
Wyndham Hotels & Resorts, Inc., 5.375%, 4/15/26(1)	130,000	125,775
		691,148
Household Durables — 1.2%
Century Communities, Inc., 5.875%, 7/15/25	143,000	129,594
DR Horton, Inc., 4.00%, 2/15/20	247,000	247,367
		376,961
Industrial Conglomerates — 1.0%
Hasbro, Inc., 3.50%, 9/15/27	325,000	298,738
Insurance — 3.0%
Allstate Corp. (The), VRN, 5.75%, 8/15/53	169,000	167,521
American International Group, Inc., 4.875%, 6/1/22	169,000	173,529
International Lease Finance Corp., 5.875%, 8/15/22	234,000	245,498
Prudential Financial, Inc., VRN, 5.625%, 6/15/43	169,000	169,845
Voya Financial, Inc., 3.65%, 6/15/26	195,000	183,896
		940,289
Interactive Media and Services — 0.4%
Match Group, Inc., 5.00%, 12/15/27(1)	143,000	133,705
Internet and Direct Marketing Retail — 0.8%
Expedia Group, Inc., 3.80%, 2/15/28	260,000	236,810
IT Services — 0.4%
VeriSign, Inc., 4.625%, 5/1/23	130,000	130,325
Media — 1.0%
Charter Communications Operating LLC / Charter Communications Operating Capital, 3.58%, 7/23/20	312,000	310,969
Metals and Mining — 2.3%
Kinross Gold Corp., 4.50%, 7/15/27	364,000	314,860
Newmont Mining Corp., 3.50%, 3/15/22	195,000	191,634
Southern Copper Corp., 3.875%, 4/23/25	195,000	183,655
Vale Overseas Ltd., 4.375%, 1/11/22	26,000	26,455
		716,604
Multi-Utilities — 3.8%
Edison International, 4.125%, 3/15/28	273,000	256,673
Enel Americas SA, 4.00%, 10/25/26	286,000	266,678
Exelon Corp., 3.50%, 6/1/22	286,000	277,614
NRG Energy, Inc., 5.75%, 1/15/28	143,000	139,961
PSEG Power LLC, 3.00%, 6/15/21	260,000	255,889
		1,196,815
Oil, Gas and Consumable Fuels — 9.8%
Anadarko Petroleum Corp., 4.85%, 3/15/21	351,000	358,446
Carrizo Oil & Gas, Inc., 6.25%, 4/15/23	130,000	124,475
Cenovus Energy, Inc., 3.00%, 8/15/22	377,000	355,274
Cimarex Energy Co., 3.90%, 5/15/27	364,000	335,223
Concho Resources, Inc., 4.375%, 1/15/25	364,000	356,417
Hess Corp., 7.30%, 8/15/31	312,000	344,865

HollyFrontier Corp., 5.875%, 4/1/26	338,000	346,986
Peabody Energy Corp., 6.375%, 3/31/25(1)	143,000	137,816
Pioneer Natural Resources Co., 3.95%, 7/15/22	260,000	258,954
Suburban Propane Partners LP / Suburban Energy Finance Corp., 5.50%, 6/1/24	130,000	123,825
Valero Energy Corp., 7.50%, 4/15/32	273,000	331,966
		3,074,247
Paper and Forest Products — 0.6%
Fibria Overseas Finance Ltd., 5.50%, 1/17/27	182,000	182,501
Semiconductors and Semiconductor Equipment — 1.2%
Broadcom Corp. / Broadcom Cayman Finance Ltd., 2.65%, 1/15/23	299,000	279,389
Entegris, Inc., 4.625%, 2/10/26(1)	116,000	107,925
		387,314
Software — 0.9%
Citrix Systems, Inc., 4.50%, 12/1/27	286,000	269,083
Specialty Retail — 1.2%
Best Buy Co., Inc., 5.50%, 3/15/21	234,000	243,104
United Rentals North America, Inc., 4.625%, 10/15/25	130,000	120,699
		363,803
Technology Hardware, Storage and Peripherals — 2.7%
Dell International LLC / EMC Corp., 4.42%, 6/15/21(1)	182,000	182,302
Hewlett Packard Enterprise Co., 4.40%, 10/15/22	273,000	277,620
j2 Cloud Services LLC / j2 Global Co-Obligor, Inc., 6.00%, 7/15/25(1)	130,000	130,488
Seagate HDD Cayman, 4.875%, 3/1/24	286,000	268,891
		859,301
Textiles, Apparel and Luxury Goods — 0.8%
Tapestry, Inc., 4.25%, 4/1/25	260,000	251,829
Wireless Telecommunication Services — 1.5%
Vodafone Group plc, 2.95%, 2/19/23	481,000	459,438
TOTAL CORPORATE BONDS (Cost $31,205,087)		30,495,274
TEMPORARY CASH INVESTMENTS — 1.3%
State Street Institutional U.S. Government Money Market Fund, Premier Class (Cost $407,966)	407,966	407,966
TOTAL INVESTMENT SECURITIES — 98.8% (Cost $31,613,053)		30,903,240
OTHER ASSETS AND LIABILITIES — 1.2%		370,119
TOTAL NET ASSETS — 100.0%		$31,273,359

FUTURES CONTRACTS SOLD
Reference Entity	Contracts	Expiration Date	Notional Amount	Underlying Contract Value	Unrealized Appreciation (Depreciation)
U.S. Treasury 5-Year Notes	7	March 2019	$700,000	$790,726	$367
U.S. Treasury 10-Year Notes	5	March 2019	$500,000	597,266	(343)
				$1,387,992	$24

NOTES TO SCHEDULE OF INVESTMENTS
MTN	-	Medium Term Note
VRN	-
Variable Rate Note. The rate adjusts periodically based upon the terms set forth in the security’s offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated.

(1)
Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $1,674,581, which represented 5.4% of total net assets.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Trustees has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Corporate bonds are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported net asset value per share. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Trustees or its delegate, in accordance with policies and procedures adopted by the Board of Trustees. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Corporate Bonds	—	30,495,274	—
Temporary Cash Investments	407,966	—	—
	407,966	30,495,274	—
Other Financial Instruments
Futures Contracts	367	—	—
Liabilities
Other Financial Instruments
Futures Contracts	343	—	—

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
American Century® Diversified Municipal Bond ETF (TAXF)
November 30, 2018

American Century Diversified Municipal Bond ETF - Schedule of Investments
NOVEMBER 30, 2018 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
MUNICIPAL SECURITIES — 98.1%
Alabama — 2.4%
Southeast Alabama Gas Supply District Rev., VRDN, 4.00%, 4/1/24	280,000	294,053
Arizona — 3.5%
Tempe Industrial Development Authority Rev., (Mirabella at ASU, Inc.), 4.00%, 10/1/23(1)	440,000	440,132
California — 2.9%
California Statewide Communities Development Authority Rev., (Loma Linda University Medical Center Obligated Group), 5.25%, 12/1/38(1)	240,000	255,300
Morongo Band of Mission Indians Rev., 5.00%, 10/1/42(1)	100,000	101,702
		357,002
Colorado — 2.3%
City & County of Denver Rev., (United Airlines, Inc.), 5.00%, 10/1/32	180,000	189,270
Denver Urban Renewal Authority Tax Allocation, 5.25%, 12/1/39(1)	100,000	99,246
		288,516
Florida — 5.3%
Greater Orlando Aviation Authority Rev., 5.00%, 10/1/33	180,000	201,879
State of Florida GO, 5.00%, 6/1/21	420,000	450,790
		652,669
Hawaii — 2.1%
City & County Honolulu Wastewater System Rev., 4.00%, 7/1/32	250,000	261,753
Illinois — 12.7%
Chicago GO, 5.00%, 1/1/40	280,000	282,845
Chicago Board of Education GO, 5.00%, 12/1/34	280,000	284,253
Illinois State Toll Highway Authority Rev., 5.00%, 1/1/37	325,000	355,105
State of Illinois GO, 5.00%, 11/1/21	440,000	457,591
State of Illinois GO, 5.00%, 11/1/29	180,000	188,964
		1,568,758
Iowa — 1.6%
Iowa Finance Authority Rev., (Lifespace Communities, Inc. Obligated Group), 5.00%, 5/15/48	200,000	204,980
Kentucky — 4.3%
Kentucky Bond Development Corp. Rev., 5.00%, 9/1/38	250,000	276,362
Kentucky Public Energy Authority Rev., VRDN, 4.00%, 1/1/25	250,000	261,925
		538,287
Louisiana — 2.2%
New Orleans Aviation Board Rev., (Parking Facilities Corp.), 5.00%, 10/1/48 (AGM)	250,000	275,310
Maryland — 1.8%
State of Maryland Department of Transportation Rev., 5.00%, 2/1/22	200,000	218,078
Michigan — 5.5%
Detroit Downtown Development Authority Tax Allocation, 5.00%, 7/1/23 (AGM)(2)	350,000	379,264
Michigan Finance Authority Rev., (Trinity Health Corp. Obligated Group), 5.00%, 12/1/47	280,000	298,561
		677,825
Nebraska — 1.8%
Omaha Public Power District Rev., 5.00%, 2/1/23	200,000	222,810
Nevada — 4.2%
Clark County Department of Aviation Rev., 5.00%, 7/1/21	140,000	148,900

State of Nevada Highway Improvement Rev., 4.00%, 12/1/33	350,000	370,303
		519,203
New Jersey — 10.7%
New Jersey Economic Development Authority Rev., 5.50%, 6/15/30	260,000	290,511
New Jersey Transportation Trust Fund Authority Rev., 5.00%, 6/15/22	440,000	473,598
New Jersey Transportation Trust Fund Authority Rev., 5.00%, 12/15/28	250,000	279,130
Tobacco Settlement Financing Corp. Rev., 5.00%, 6/1/46	280,000	280,776
		1,324,015
New York — 9.7%
Build NYC Resource Corp. Rev., (Albert Einstein College of Medicine, Inc.), 5.50%, 9/1/45(1)	100,000	104,744
Metropolitan Transportation Authority Rev., 5.00%, 5/15/21	120,000	127,468
New York Liberty Development Corp. Rev., (3 World Trade Center LLC), 5.00%, 11/15/44(1)	280,000	286,202
New York Liberty Development Corp. Rev., (Goldman Sachs Headquarters LLC), 5.25%, 10/1/35	240,000	289,298
New York Transportation Development Corp. Rev., (American Airlines, Inc.), 5.00%, 8/1/26 (GA: American Airlines Group)	380,000	395,903
		1,203,615
Ohio — 5.7%
Buckeye Tobacco Settlement Financing Authority Rev., 5.125%, 6/1/24	250,000	233,758
Cuyahoga County Rev., (MetroHealth System), 5.00%, 2/15/42	360,000	374,767
Ohio Higher Educational Facility Commission Rev., (Cleveland Institute of Art), 5.50%, 12/1/53	100,000	101,767
		710,292
Pennsylvania — 7.9%
Pennsylvania GO, 5.00%, 7/1/20	400,000	418,508
Pennsylvania Turnpike Commission Rev., 5.00%, 12/1/46	180,000	194,454
School District of Philadelphia GO, 5.00%, 9/1/20	350,000	366,215
		979,177
Texas — 3.8%
North Texas Tollway Authority Rev., (North Texas Tollway System), 5.00%, 1/1/26	420,000	468,938
Virginia — 1.7%
Peninsula Town Center Community Development Authority Special Assessment, 5.00%, 9/1/45(1)	200,000	205,546
Washington — 3.1%
State of Washington GO, 5.25%, 2/1/22	350,000	383,709
Wisconsin — 2.9%
Public Finance Authority Rev., (Ameream LLC), 7.00%, 12/1/50(1)	200,000	225,288
Public Finance Authority Rev., (Bancroft Neurohealth/Bancroft Rehabilitation Services Obligated Group), 5.125%, 6/1/48(1)	25,000	24,943
Public Finance Authority Rev., (Guilford College), 5.00%, 1/1/38	105,000	106,836
		357,067
TOTAL INVESTMENT SECURITIES — 98.1% (Cost $12,284,311)		12,151,735
OTHER ASSETS AND LIABILITIES — 1.9%		241,471
TOTAL NET ASSETS — 100.0%		$12,393,206

FUTURES CONTRACTS SOLD
Reference Entity	Contracts	Expiration Date	Notional Amount	Underlying Contract Value	Unrealized Appreciation (Depreciation)
U.S. Treasury Long Bonds	2	March 2019	$200,000	$279,813	$(989)

NOTES TO SCHEDULE OF INVESTMENTS
AGM	-	Assured Guaranty Municipal Corporation
GA	-	Guaranty Agreement
GO	-	General Obligation
VRDN	-
Variable Rate Demand Note. The instrument may be payable upon demand and adjusts periodically based upon the terms set forth in the security's offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The date of the demand feature is disclosed.

(1)
Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $1,743,103, which represented 14.1% of total net assets.

(2)	When-issued security. The issue price and yield are fixed on the date of the commitment, but payment and delivery are scheduled for a future date.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Trustees has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Municipal securities are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Trustees or its delegate, in accordance with policies and procedures adopted by the Board of Trustees. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of period end, the fund’s investment securities and unrealized appreciation (depreciation) on futures contracts were classified as Level 2 and Level 1, respectively. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
American Century® STOXX® U.S. Quality Growth ETF  (QGRO)
November 30, 2018

American Century STOXX® U.S. Quality Growth ETF - Schedule of Investments
NOVEMBER 30, 2018 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 99.8%
Aerospace and Defense — 2.8%
Boeing Co. (The)	726	251,748
Curtiss-Wright Corp.	110	12,144
Lockheed Martin Corp.	44	13,219
		277,111
Air Freight and Logistics — 0.2%
CH Robinson Worldwide, Inc.	132	12,189
Expeditors International of Washington, Inc.	165	12,555
		24,744
Airlines — 1.8%
Delta Air Lines, Inc.	231	14,024
Southwest Airlines Co.	2,222	121,344
United Continental Holdings, Inc.(1)	429	41,484
		176,852
Beverages — 1.4%
Monster Beverage Corp.(1)	2,376	141,800
Biotechnology — 5.6%
AbbVie, Inc.	1,683	158,673
Biogen, Inc.(1)	44	14,684
Exelixis, Inc.(1)	2,574	52,278
Regeneron Pharmaceuticals, Inc.(1)	341	124,687
Vertex Pharmaceuticals, Inc.(1)	1,155	208,812
		559,134
Building Products — 0.6%
Allegion plc	132	12,090
Lennox International, Inc.	121	27,335
Trex Co., Inc.(1)	396	25,241
		64,666
Capital Markets — 4.9%
Charles Schwab Corp. (The)	2,332	104,474
E*TRADE Financial Corp.	253	13,229
Evercore, Inc., Class A	429	35,423
LPL Financial Holdings, Inc.	968	62,117
MarketAxess Holdings, Inc.	418	91,011
Moody's Corp.	77	12,248
MSCI, Inc.	869	136,511
S&P Global, Inc.	143	26,149
SEI Investments Co.	220	11,814
		492,976
Chemicals — 0.9%
Air Products & Chemicals, Inc.	77	12,387
Celanese Corp.	121	12,213
FMC Corp.	264	21,843
Huntsman Corp.	770	15,570

Mosaic Co. (The)	462	16,632
Sherwin-Williams Co. (The)	33	13,994
		92,639
Commercial Services and Supplies — 0.5%
Cintas Corp.	132	24,734
Copart, Inc.(1)	242	12,386
Waste Management, Inc.	132	12,375
		49,495
Communications Equipment — 1.1%
Arista Networks, Inc.(1)	429	102,308
F5 Networks, Inc.(1)	66	11,351
		113,659
Construction Materials — 0.1%
Vulcan Materials Co.	110	11,629
Containers and Packaging — 0.1%
Packaging Corp. of America	121	11,836
Distributors — 0.3%
Pool Corp.	165	26,814
Diversified Consumer Services — 0.2%
Bright Horizons Family Solutions, Inc.(1)	121	14,723
Electric Utilities — 0.7%
Evergy, Inc.	198	11,757
IDACORP, Inc.	121	11,887
NextEra Energy, Inc.	231	41,975
		65,619
Electronic Equipment, Instruments and Components — 0.7%
CDW Corp.	132	12,234
National Instruments Corp.	1,023	50,086
Zebra Technologies Corp., Class A(1)	66	11,867
		74,187
Entertainment — 0.2%
Electronic Arts, Inc.(1)	143	12,022
Take-Two Interactive Software, Inc.(1)	110	12,064
		24,086
Equity Real Estate Investment Trusts (REITs) — 0.2%
Crown Castle International Corp.	132	15,167
Food and Staples Retailing — 0.2%
US Foods Holding Corp.(1)	473	15,694
Health Care Equipment and Supplies — 5.0%
ABIOMED, Inc.(1)	308	102,465
Align Technology, Inc.(1)	429	98,623
Baxter International, Inc.	363	24,887
Edwards Lifesciences Corp.(1)	198	32,078
IDEXX Laboratories, Inc.(1)	979	199,481
Intuitive Surgical, Inc.(1)	22	11,679
Masimo Corp.(1)	231	25,507
West Pharmaceutical Services, Inc.	110	12,052
		506,772

Health Care Providers and Services — 3.0%
Centene Corp.(1)	176	25,038
Chemed Corp.	275	87,117
Encompass Health Corp.	1,309	98,450
HealthEquity, Inc.(1)	594	52,688
Humana, Inc.	44	14,496
Universal Health Services, Inc., Class B	88	12,144
WellCare Health Plans, Inc.(1)	44	11,215
		301,148
Health Care Technology — 2.7%
athenahealth, Inc.(1)	726	96,630
Cerner Corp.(1)	1,023	59,242
Medidata Solutions, Inc.(1)	176	13,589
Veeva Systems, Inc., Class A(1)	1,056	101,545
		271,006
Hotels, Restaurants and Leisure — 4.0%
Chipotle Mexican Grill, Inc.(1)	154	72,874
Darden Restaurants, Inc.	110	12,159
Domino's Pizza, Inc.	55	15,253
Dunkin' Brands Group, Inc.	165	12,210
Planet Fitness, Inc., Class A(1)	440	24,301
Starbucks Corp.	2,387	159,261
Texas Roadhouse, Inc.	187	12,350
Wendy's Co. (The)	4,752	85,203
Yum China Holdings, Inc.	341	12,218
		405,829
Household Durables — 0.9%
NVR, Inc.(1)	33	80,850
PulteGroup, Inc.	462	12,255
		93,105
Insurance — 0.1%
Progressive Corp. (The)	209	13,855
Interactive Media and Services — 3.2%
Alphabet, Inc., Class C(1)	22	24,078
Facebook, Inc., Class A(1)	1,243	174,778
IAC/InterActiveCorp(1)	484	86,133
SINA Corp.(1)	198	12,826
Twitter, Inc.(1)	737	23,186
		321,001
Internet and Direct Marketing Retail — 3.5%
Amazon.com, Inc.(1)	154	260,286
Booking Holdings, Inc.(1)	7	13,243
Etsy, Inc.(1)	495	26,755
MercadoLibre, Inc.	154	54,203
		354,487
IT Services — 10.0%
Automatic Data Processing, Inc.	99	14,595
Black Knight, Inc.(1)	264	11,970
Booz Allen Hamilton Holding Corp.	2,574	132,072

Broadridge Financial Solutions, Inc.	242	25,621
Cognizant Technology Solutions Corp., Class A	176	12,536
EPAM Systems, Inc.(1)	484	63,041
Fiserv, Inc.(1)	154	12,186
Global Payments, Inc.	110	12,299
MasterCard, Inc., Class A	1,507	303,012
MAXIMUS, Inc.	803	57,109
PayPal Holdings, Inc.(1)	1,496	128,372
Square, Inc., Class A(1)	726	50,704
Visa, Inc., Class A	1,331	188,616
		1,012,133
Life Sciences Tools and Services — 2.8%
Bio-Rad Laboratories, Inc., Class A(1)	396	108,686
Illumina, Inc.(1)	341	115,088
PRA Health Sciences, Inc.(1)	462	53,934
		277,708
Machinery — 2.4%
Allison Transmission Holdings, Inc.	1,518	71,513
Graco, Inc.	561	24,712
Illinois Tool Works, Inc.	88	12,236
Ingersoll-Rand plc	121	12,526
Lincoln Electric Holdings, Inc.	143	12,291
Snap-on, Inc.	77	12,800
Toro Co. (The)	1,529	94,783
		240,861
Media — 1.5%
Cable One, Inc.	11	9,892
Charter Communications, Inc., Class A(1)	385	126,746
Sirius XM Holdings, Inc.	1,969	12,267
		148,905
Metals and Mining — 0.1%
Steel Dynamics, Inc.	330	11,616
Multi-Utilities — 0.6%
CenterPoint Energy, Inc.	2,090	58,541
Multiline Retail — 0.5%
Dollar General Corp.	110	12,209
Dollar Tree, Inc.(1)	143	12,408
Kohl's Corp.	187	12,561
Nordstrom, Inc.	231	12,213
		49,391
Oil, Gas and Consumable Fuels — 2.1%
Cabot Oil & Gas Corp.	2,904	73,094
EOG Resources, Inc.	121	12,500
Exxon Mobil Corp.	154	12,245
HollyFrontier Corp.	198	12,369
Phillips 66	1,122	104,929
		215,137
Pharmaceuticals — 0.4%
Bristol-Myers Squibb Co.	231	12,352

Zoetis, Inc.	330	30,977
		43,329
Professional Services — 1.9%
ASGN, Inc.(1)	176	12,190
CoStar Group, Inc.(1)	319	117,835
Insperity, Inc.	495	49,525
Robert Half International, Inc.	198	12,242
		191,792
Road and Rail — 1.9%
CSX Corp.	374	27,164
J.B. Hunt Transport Services, Inc.	418	44,458
Landstar System, Inc.	231	25,197
Norfolk Southern Corp.	77	13,148
Old Dominion Freight Line, Inc.	627	85,730
		195,697
Semiconductors and Semiconductor Equipment — 7.0%
Applied Materials, Inc.	2,684	100,059
Cree, Inc.(1)	275	12,140
Entegris, Inc.	858	25,225
KLA-Tencor Corp.	693	68,302
Lam Research Corp.	77	12,086
Maxim Integrated Products, Inc.	231	12,917
MKS Instruments, Inc.	286	22,440
Monolithic Power Systems, Inc.	286	37,772
NVIDIA Corp.	1,122	183,368
ON Semiconductor Corp.(1)	2,343	44,939
Texas Instruments, Inc.	1,507	150,474
Universal Display Corp.	220	20,205
Xilinx, Inc.	132	12,209
		702,136
Software — 13.5%
Adobe, Inc.(1)	1,045	262,180
Atlassian Corp. plc, Class A(1)	319	27,415
Blackbaud, Inc.	165	12,086
Cadence Design Systems, Inc.(1)	286	12,882
Fair Isaac Corp.(1)	132	26,219
Fortinet, Inc.(1)	1,364	100,718
Guidewire Software, Inc.(1)	143	13,293
HubSpot, Inc.(1)	198	27,530
Intuit, Inc.	671	143,950
Paycom Software, Inc.(1)	297	39,433
Proofpoint, Inc.(1)	264	25,613
PTC, Inc.(1)	572	49,472
Red Hat, Inc.(1)	187	33,391
RingCentral, Inc., Class A(1)	319	26,448
salesforce.com, Inc.(1)	1,155	164,888
ServiceNow, Inc.(1)	627	116,164
Splunk, Inc.(1)	506	56,535
Tableau Software, Inc., Class A(1)	429	53,471

Tyler Technologies, Inc.(1)	66	12,722
Ultimate Software Group, Inc. (The)(1)	286	75,481
Workday, Inc., Class A(1)	517	84,788
		1,364,679
Specialty Retail — 7.0%
American Eagle Outfitters, Inc.	583	12,208
Best Buy Co., Inc.	187	12,078
Burlington Stores, Inc.(1)	1,287	213,333
Five Below, Inc.(1)	462	48,413
Home Depot, Inc. (The)	143	25,786
Lowe's Cos., Inc.	132	12,457
O'Reilly Automotive, Inc.(1)	451	156,398
Ross Stores, Inc.	154	13,490
Tractor Supply Co.	176	16,743
Ulta Salon Cosmetics & Fragrance, Inc.(1)	638	189,990
		700,896
Technology Hardware, Storage and Peripherals — 0.2%
Apple, Inc.	66	11,786
NetApp, Inc.	176	11,769
		23,555
Textiles, Apparel and Luxury Goods — 1.5%
lululemon athletica, Inc.(1)	1,166	154,553
Trading Companies and Distributors — 1.5%
HD Supply Holdings, Inc.(1)	2,409	96,119
W.W. Grainger, Inc.	165	51,817
		147,936
TOTAL COMMON STOCKS (Cost $10,455,963)		10,058,899
TEMPORARY CASH INVESTMENTS — 0.4%
State Street Institutional U.S. Government Money Market Fund, Premier Class (Cost $35,484)	35,484	35,484
TOTAL INVESTMENT SECURITIES — 100.2% (Cost $10,491,447)		10,094,383
OTHER ASSETS AND LIABILITIES — (0.2)%		(17,397)
TOTAL NET ASSETS — 100.0%		$10,076,986

NOTES TO SCHEDULE OF INVESTMENTS

(1)	Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Trustees has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Open-end management investment companies are valued at the reported net asset value per share.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Trustees or its delegate, in accordance with policies and procedures adopted by the Board of Trustees. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of period end, the fund’s investment securities were classified as Level 1. The Schedule of Investments provides additional information on the fund's portfolio holdings.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
American Century® STOXX® U.S. Quality Value ETF (VALQ)
November 30, 2018

American Century STOXX® U.S. Quality Value ETF - Schedule of Investments
NOVEMBER 30, 2018 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 99.5%
Aerospace and Defense — 1.0%
Boeing Co. (The)	48	16,644
General Dynamics Corp.	84	15,531
Huntington Ingalls Industries, Inc.	72	15,516
Lockheed Martin Corp.	48	14,421
Raytheon Co.	84	14,729
Spirit AeroSystems Holdings, Inc., Class A	180	14,738
Textron, Inc.	264	14,821
United Technologies Corp.	108	13,159
		119,559
Air Freight and Logistics — 0.2%
FedEx Corp.	60	13,740
United Parcel Service, Inc., Class B	132	15,218
		28,958
Airlines — 1.7%
Alaska Air Group, Inc.	204	14,945
Delta Air Lines, Inc.	276	16,756
JetBlue Airways Corp.(1)	840	16,397
Southwest Airlines Co.	912	49,804
United Continental Holdings, Inc.(1)	1,080	104,436
		202,338
Auto Components — 0.4%
Goodyear Tire & Rubber Co. (The)	1,440	33,350
Lear Corp.	108	14,715
		48,065
Automobiles — 1.3%
Ford Motor Co.	12,948	121,841
Thor Industries, Inc.	420	28,480
		150,321
Banks — 3.3%
Bank of America Corp.	5,232	148,589
BB&T Corp.	288	14,717
Citigroup, Inc.	2,268	146,944
Fifth Third Bancorp	528	14,747
SunTrust Banks, Inc.	228	14,293
Umpqua Holdings Corp.	2,964	57,027
		396,317
Beverages — 0.1%
PepsiCo, Inc.	144	17,559
Biotechnology — 3.3%
AbbVie, Inc.	2,532	238,692
Amgen, Inc.	84	17,493
Biogen, Inc.(1)	276	92,107
Gilead Sciences, Inc.	432	31,078

United Therapeutics Corp.(1)	144	17,006
		396,376
Building Products — 0.1%
Fortune Brands Home & Security, Inc.	324	14,191
Capital Markets — 1.6%
Affiliated Managers Group, Inc.	132	14,668
Ameriprise Financial, Inc.	108	14,013
Bank of New York Mellon Corp. (The)	288	14,777
Janus Henderson Group plc	3,036	71,043
Lazard Ltd., Class A	1,428	57,291
State Street Corp.	192	14,020
		185,812
Chemicals — 2.4%
Chemours Co. (The)	996	28,366
Eastman Chemical Co.	180	14,188
Huntsman Corp.	2,844	57,506
LyondellBasell Industries NV, Class A	1,740	162,359
Mosaic Co. (The)	516	18,576
		280,995
Commercial Services and Supplies — 0.2%
Republic Services, Inc.	192	14,849
Waste Management, Inc.	156	14,625
		29,474
Communications Equipment — 0.7%
ARRIS International plc(1)	468	14,461
Cisco Systems, Inc.	756	36,190
Juniper Networks, Inc.	1,032	29,629
		80,280
Construction and Engineering — 0.4%
EMCOR Group, Inc.	204	14,863
Jacobs Engineering Group, Inc.	216	14,185
Quanta Services, Inc.(1)	468	16,427
		45,475
Consumer Finance — 0.2%
American Express Co.	132	14,820
Discover Financial Services	204	14,545
		29,365
Containers and Packaging — 0.8%
Bemis Co., Inc.	336	16,383
Packaging Corp. of America	648	63,388
Sonoco Products Co.	300	17,262
		97,033
Diversified Telecommunication Services — 2.8%
AT&T, Inc.	4,332	135,332
Verizon Communications, Inc.	3,168	191,030
		326,362
Electric Utilities — 6.5%
Alliant Energy Corp.	360	16,340
American Electric Power Co., Inc.	2,472	192,173

Entergy Corp.	2,016	175,513
Eversource Energy	672	45,925
Exelon Corp.	324	15,030
IDACORP, Inc.	156	15,326
NextEra Energy, Inc.	96	17,444
OGE Energy Corp.	396	15,690
Portland General Electric Co.	1,908	91,870
PPL Corp.	5,640	172,528
Xcel Energy, Inc.	312	16,364
		774,203
Electrical Equipment — 0.5%
Acuity Brands, Inc.	108	14,042
Eaton Corp. plc	372	28,622
Regal Beloit Corp.	204	15,949
		58,613
Electronic Equipment, Instruments and Components — 0.8%
Coherent, Inc.(1)	168	23,211
Corning, Inc.	540	17,399
Jabil, Inc.	1,572	39,253
TE Connectivity Ltd.	192	14,770
		94,633
Energy Equipment and Services — 0.1%
Schlumberger Ltd.	312	14,071
Entertainment — 0.9%
Cinemark Holdings, Inc.	768	29,468
Viacom, Inc., Class B	2,316	71,472
		100,940
Equity Real Estate Investment Trusts (REITs) — 9.9%
Apple Hospitality REIT, Inc.	912	14,474
EPR Properties	204	14,449
HCP, Inc.	3,816	111,656
Host Hotels & Resorts, Inc.	4,932	93,708
Lamar Advertising Co., Class A	1,164	88,278
Medical Properties Trust, Inc.	7,020	121,235
National Retail Properties, Inc.	2,736	136,964
Park Hotels & Resorts, Inc.	552	17,013
Public Storage	732	156,106
Simon Property Group, Inc.	912	169,349
Ventas, Inc.	3,048	193,518
Weingarten Realty Investors	1,980	57,143
		1,173,893
Food and Staples Retailing — 1.3%
Kroger Co. (The)	492	14,593
US Foods Holding Corp.(1)	972	32,251
Walgreens Boots Alliance, Inc.	456	38,609
Walmart, Inc.	684	66,793
		152,246
Food Products — 3.0%
Archer-Daniels-Midland Co.	312	14,358

Flowers Foods, Inc.	1,476	29,210
General Mills, Inc.	1,104	46,710
Hershey Co. (The)	156	16,895
J.M. Smucker Co. (The)	1,080	112,871
Kellogg Co.	240	15,276
Tyson Foods, Inc., Class A	1,944	114,599
		349,919
Gas Utilities — 0.4%
National Fuel Gas Co.	528	28,433
Southwest Gas Holdings, Inc.	192	15,124
		43,557
Health Care Equipment and Supplies — 0.4%
Danaher Corp.	144	15,774
DENTSPLY SIRONA, Inc.	396	14,961
Medtronic plc	216	21,066
		51,801
Health Care Providers and Services — 6.3%
Anthem, Inc.	48	13,923
Cardinal Health, Inc.	1,896	103,958
Cigna Corp.	672	150,111
CVS Health Corp.	1,512	121,301
Encompass Health Corp.	204	15,343
Express Scripts Holding Co.(1)	1,308	132,723
HCA Healthcare, Inc.	192	27,646
Humana, Inc.	48	15,815
Laboratory Corp. of America Holdings(1)	96	13,981
MEDNAX, Inc.(1)	1,464	58,853
Molina Healthcare, Inc.(1)	108	15,089
Quest Diagnostics, Inc.	192	17,005
UnitedHealth Group, Inc.	84	23,634
Universal Health Services, Inc., Class B	132	18,215
WellCare Health Plans, Inc.(1)	60	15,293
		742,890
Hotels, Restaurants and Leisure — 2.9%
Carnival Corp.	1,140	68,730
Darden Restaurants, Inc.	792	87,548
Las Vegas Sands Corp.	1,596	87,684
McDonald's Corp.	108	20,359
Royal Caribbean Cruises Ltd.	132	14,925
Six Flags Entertainment Corp.	480	29,453
Wyndham Destinations, Inc.	360	14,929
Yum China Holdings, Inc.	408	14,619
		338,247
Household Durables — 1.7%
Garmin Ltd.	1,560	103,989
Mohawk Industries, Inc.(1)	336	43,028
PulteGroup, Inc.	1,656	43,917
Whirlpool Corp.	120	15,136
		206,070

Household Products — 3.9%
Clorox Co. (The)	360	59,623
Colgate-Palmolive Co.	1,236	78,511
Kimberly-Clark Corp.	1,392	160,595
Procter & Gamble Co. (The)	1,704	161,045
		459,774
Independent Power and Renewable Electricity Producers — 0.2%
AES Corp.	1,416	21,934
Industrial Conglomerates — 0.2%
3M Co.	72	14,970
Honeywell International, Inc.	96	14,088
		29,058
Insurance — 1.4%
Aflac, Inc.	324	14,820
Allstate Corp. (The)	168	14,984
Fidelity National Financial, Inc.	432	14,515
Hartford Financial Services Group, Inc. (The)	324	14,317
MetLife, Inc.	336	14,996
Principal Financial Group, Inc.	300	14,796
Travelers Cos., Inc. (The)	156	20,338
Unum Group	1,596	57,312
		166,078
Interactive Media and Services — 0.4%
Facebook, Inc., Class A(1)	108	15,186
SINA Corp.(1)	456	29,535
		44,721
IT Services — 5.2%
Accenture plc, Class A	96	15,794
Akamai Technologies, Inc.(1)	228	15,675
Cognizant Technology Solutions Corp., Class A	204	14,531
Genpact Ltd.	492	14,947
International Business Machines Corp.	2,532	314,652
MAXIMUS, Inc.	216	15,362
Paychex, Inc.	900	63,684
Sabre Corp.	576	14,728
Western Union Co. (The)	7,788	145,869
		615,242
Leisure Products — 0.2%
Brunswick Corp.	492	26,096
Machinery — 1.7%
AGCO Corp.	252	15,039
Allison Transmission Holdings, Inc.	372	17,525
Caterpillar, Inc.	120	16,280
Crane Co.	168	14,510
Cummins, Inc.	108	16,314
Dover Corp.	168	14,262
Ingersoll-Rand plc	144	14,907
ITT, Inc.	264	14,639
Oshkosh Corp.	420	29,959

PACCAR, Inc.	240	14,933
Parker-Hannifin Corp.	96	16,516
Snap-on, Inc.	84	13,964
		198,848
Media — 2.9%
Comcast Corp., Class A	768	29,960
Discovery, Inc., Class A(1)	1,356	41,656
DISH Network Corp., Class A(1)	1,344	44,029
Interpublic Group of Cos., Inc. (The)	3,720	87,420
News Corp., Class A	1,104	14,330
Omnicom Group, Inc.	1,704	131,157
		348,552
Metals and Mining — 0.5%
Southern Copper Corp.	900	30,132
United States Steel Corp.	1,104	25,458
		55,590
Multi-Utilities — 1.3%
Ameren Corp.	252	17,292
CenterPoint Energy, Inc.	516	14,453
CMS Energy Corp.	312	16,252
DTE Energy Co.	132	15,806
Public Service Enterprise Group, Inc.	552	30,857
Vectren Corp.	552	39,639
WEC Energy Group, Inc.	228	16,525
		150,824
Multiline Retail — 2.1%
Kohl's Corp.	876	58,841
Macy's, Inc.	1,332	45,581
Nordstrom, Inc.	360	19,033
Target Corp.	1,812	128,580
		252,035
Oil, Gas and Consumable Fuels — 3.4%
Chevron Corp.	1,644	195,537
Exxon Mobil Corp.	372	29,574
HollyFrontier Corp.	324	20,240
Murphy Oil Corp.	480	15,312
Phillips 66	156	14,589
Valero Energy Corp.	1,644	131,356
		406,608
Pharmaceuticals — 4.9%
Bristol-Myers Squibb Co.	276	14,755
Eli Lilly & Co.	180	21,355
Johnson & Johnson	996	146,312
Merck & Co., Inc.	2,532	200,889
Pfizer, Inc.	4,380	202,488
		585,799
Professional Services — 0.4%
ManpowerGroup, Inc.	516	41,889

Real Estate Management and Development — 0.1%
Jones Lang LaSalle, Inc.	96	13,747
Road and Rail — 0.4%
Kansas City Southern	144	14,839
Norfolk Southern Corp.	84	14,342
Union Pacific Corp.	96	14,763
		43,944
Semiconductors and Semiconductor Equipment — 5.7%
Applied Materials, Inc.	2,160	80,525
Cypress Semiconductor Corp.	1,044	14,512
Intel Corp.	2,436	120,119
Lam Research Corp.	420	65,923
Maxim Integrated Products, Inc.	276	15,434
Micron Technology, Inc.(1)	2,364	91,156
MKS Instruments, Inc.	384	30,129
ON Semiconductor Corp.(1)	2,304	44,191
Qorvo, Inc.(1)	216	14,215
QUALCOMM, Inc.	2,844	165,691
Skyworks Solutions, Inc.	204	14,845
Teradyne, Inc.	396	14,133
		670,873
Software — 1.1%
Check Point Software Technologies Ltd.(1)	132	14,759
LogMeIn, Inc.	168	15,495
Microsoft Corp.	192	21,291
Nuance Communications, Inc.(1)	948	15,158
Oracle Corp. (New York)	300	14,628
Symantec Corp.	2,340	51,737
		133,068
Specialty Retail — 1.0%
American Eagle Outfitters, Inc.	696	14,567
Best Buy Co., Inc.	228	14,727
Foot Locker, Inc.	528	29,779
Gap, Inc. (The)	1,560	42,573
Williams-Sonoma, Inc.	264	14,950
		116,596
Technology Hardware, Storage and Peripherals — 2.6%
Apple, Inc.	660	117,862
Hewlett Packard Enterprise Co.	5,808	87,120
HP, Inc.	636	14,628
NetApp, Inc.	216	14,444
Seagate Technology plc	1,320	56,879
Xerox Corp.	564	15,183
		306,116
Textiles, Apparel and Luxury Goods — 1.0%
Michael Kors Holdings Ltd.(1)	960	42,000
PVH Corp.	132	14,587
Ralph Lauren Corp.	348	38,767

Skechers U.S.A., Inc., Class A(1)	1,068	28,836
		124,190
Thrifts and Mortgage Finance — 0.5%
Essent Group Ltd.(1)	372	14,344
MGIC Investment Corp.(1)	1,656	19,392
Radian Group, Inc.	1,548	28,483
		62,219
Tobacco — 2.8%
Altria Group, Inc.	3,252	178,307
Philip Morris International, Inc.	1,716	148,486
		326,793
Trading Companies and Distributors — 0.4%
HD Supply Holdings, Inc.(1)	372	14,843
MSC Industrial Direct Co., Inc., Class A	168	14,883
W.W. Grainger, Inc.	48	15,074
		44,800
TOTAL COMMON STOCKS (Cost $11,648,267)		11,794,957
TEMPORARY CASH INVESTMENTS — 0.4%
State Street Institutional U.S. Government Money Market Fund, Premier Class (Cost $50,638)	50,638	50,638
TOTAL INVESTMENT SECURITIES — 99.9% (Cost $11,698,905)		11,845,595
OTHER ASSETS AND LIABILITIES — 0.1%		10,985
TOTAL NET ASSETS — 100.0%		$11,856,580

NOTES TO SCHEDULE OF INVESTMENTS

(1)	Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Trustees has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Open-end management investment companies are valued at the reported net asset value per share.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Trustees or its delegate, in accordance with policies and procedures adopted by the Board of Trustees. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of period end, the fund’s investment securities were classified as Level 1. The Schedule of Investments provides additional information on the fund's portfolio holdings.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
American Century® Quality Diversified International ETF (QINT)
November 30, 2018

American Century Quality Diversified International ETF - Schedule of Investments
NOVEMBER 30, 2018 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 99.3%
Australia — 5.5%
Alumina Ltd.	10,304	16,780
Aristocrat Leisure Ltd.	5,733	99,053
BlueScope Steel Ltd.	1,715	14,064
CIMIC Group Ltd.	322	9,547
Coca-Cola Amatil Ltd.	1,764	11,130
Cochlear Ltd.	266	32,882
Coles Group Ltd.(1)	1,330	11,373
CSL Ltd.	1,001	129,676
Fortescue Metals Group Ltd.	9,814	28,667
Goodman Group	3,339	24,993
LendLease Group	5,243	48,471
Macquarie Group Ltd.	231	19,301
Medibank Pvt Ltd.	9,758	17,244
Oil Search Ltd.	3,899	20,813
Qantas Airways Ltd.	2,604	11,333
Scentre Group	3,990	11,364
Stockland	35,035	93,127
Telstra Corp. Ltd.	21,700	46,430
Treasury Wine Estates Ltd.	1,736	17,938
Wesfarmers Ltd.	1,330	30,681
		694,867
Austria — 0.7%
ANDRITZ AG	231	11,121
OMV AG	357	18,036
Raiffeisen Bank International AG	1,897	55,931
voestalpine AG	259	8,607
		93,695
Belgium — 0.4%
Ageas	231	11,152
Proximus SADP	770	21,308
UCB SA	147	12,357
		44,817
Canada — 7.2%
Air Canada(1)	700	15,273
Bank of Montreal	700	52,209
BRP, Inc.	700	24,933
CAE, Inc.	1,400	28,419
Canadian Imperial Bank of Commerce	672	56,375
Canadian National Railway Co.	700	60,125
Canadian Pacific Railway Ltd.	700	148,000
CCL Industries, Inc., Class B	700	29,025
CGI Group, Inc., Class A(1)	504	32,232
Dollarama, Inc.	700	18,497

Empire Co. Ltd., Class A	1,400	26,513
Husky Energy, Inc.	700	8,690
Magna International, Inc.	700	34,924
Manulife Financial Corp.	2,100	34,713
Methanex Corp.	700	38,773
Royal Bank of Canada	700	51,308
Sun Life Financial, Inc.	700	25,807
Teck Resources Ltd., Class B	700	14,173
TELUS Corp.	700	25,117
Toronto-Dominion Bank (The)	2,520	139,471
Vermilion Energy, Inc.	700	17,412
West Fraser Timber Co. Ltd.	700	36,525
		918,514
China — 3.6%
Anhui Conch Cement Co. Ltd., H Shares	3,500	18,270
ANTA Sports Products Ltd.	14,000	63,598
China Communications Services Corp. Ltd., H Shares	42,000	35,046
China Gas Holdings Ltd.	1,400	4,803
China Resources Gas Group Ltd.	14,000	56,442
CSPC Pharmaceutical Group Ltd.	28,000	56,674
Geely Automobile Holdings Ltd.	14,000	27,586
Huazhu Group Ltd. ADR	700	22,078
Shenzhou International Group Holdings Ltd.	7,000	84,976
Sino Biopharmaceutical Ltd.	28,000	25,546
Tencent Holdings Ltd.	1,400	55,816
Want Want China Holdings Ltd.	7,000	5,161
		455,996
Denmark — 1.9%
Carlsberg A/S, B Shares	112	12,404
Chr Hansen Holding A/S	224	20,227
DSV A/S	721	55,174
GN Store Nord A/S	413	14,430
H Lundbeck A/S	364	14,949
Novo Nordisk A/S, B Shares	2,205	102,365
Pandora A/S	196	10,589
Rockwool International A/S, B Shares	63	16,392
		246,530
Finland — 1.5%
Elisa Oyj	497	19,932
Fortum Oyj	924	19,261
Neste Oyj	665	51,968
Nokian Renkaat Oyj	518	16,580
Stora Enso Oyj, R Shares	1,974	25,156
UPM-Kymmene Oyj	2,345	62,475
		195,372
France — 9.2%
Arkema SA	273	25,903
Atos SE	392	33,288
Bouygues SA	259	9,959

Cie de Saint-Gobain	266	9,859
Danone SA	154	11,519
Eiffage SA	105	9,989
Engie SA	784	11,025
Faurecia SA	350	13,640
Hermes International	189	102,226
Ipsen SA	469	60,378
Kering SA	280	121,740
L'Oreal SA	49	11,534
Legrand SA	287	17,580
LVMH Moet Hennessy Louis Vuitton SE	70	20,016
Orange SA	1,029	17,663
Pernod Ricard SA	133	21,263
Peugeot SA	4,417	97,022
Publicis Groupe SA	1,883	111,633
Remy Cointreau SA	154	17,838
Safran SA	161	20,116
Sanofi	2,072	187,236
Sartorius Stedim Biotech	497	50,308
Schneider Electric SE	140	10,189
SCOR SE	315	15,137
Sodexo SA	119	12,320
STMicroelectronics NV	1,722	25,210
Teleperformance	112	18,540
Thales SA	154	18,884
TOTAL SA	189	10,521
Ubisoft Entertainment SA(1)	854	69,562
Vinci SA	119	10,388
		1,172,486
Germany — 4.1%
adidas AG	98	21,615
Bayer AG	315	23,033
Beiersdorf AG	182	19,482
Deutsche Lufthansa AG	3,395	82,646
Deutsche Telekom AG	847	14,850
Evonik Industries AG	2,156	57,977
Fraport AG Frankfurt Airport Services Worldwide	238	17,500
FUCHS PETROLUB SE Preference Shares	413	17,096
Hannover Rueck SE	91	12,642
HOCHTIEF AG	203	28,869
HUGO BOSS AG	147	10,153
MTU Aero Engines AG	98	20,372
Muenchener Rueckversicherungs-Gesellschaft AG	546	118,634
ProSiebenSat.1 Media SE	2,191	44,493
Sartorius AG Preference Shares	119	15,104
Wacker Chemie AG	231	22,232
		526,698
Hong Kong — 1.4%
Galaxy Entertainment Group Ltd.	14,000	85,960

HKT Trust & HKT Ltd.	21,000	30,377
Link REIT	3,500	33,319
Wynn Macau Ltd.	11,200	25,446
		175,102
Ireland — 0.3%
Glanbia plc	1,267	22,738
Kerry Group plc, A Shares	189	19,527
		42,265
Israel — 0.9%
Bank Hapoalim BM	2,226	15,222
Bank Leumi Le-Israel BM	5,348	35,023
Teva Pharmaceutical Industries Ltd.(1)	3,150	68,086
		118,331
Italy — 2.7%
Amplifon SpA	994	16,634
Davide Campari-Milano SpA	2,415	20,180
Enel SpA	2,331	12,642
Eni SpA	8,176	131,879
EXOR NV	504	29,617
Fiat Chrysler Automobiles NV(1)	1,946	32,107
Mediobanca Banca di Credito Finanziario SpA	2,289	20,231
Moncler SpA	2,023	65,922
Recordati SpA	609	19,590
		348,802
Japan — 24.1%
Advantest Corp.	700	15,017
Alfresa Holdings Corp.	700	18,617
Asahi Kasei Corp.	2,800	30,651
Astellas Pharma, Inc.	10,500	161,314
Brother Industries Ltd.	1,400	23,389
Chugai Pharmaceutical Co. Ltd.	2,800	191,598
CyberAgent, Inc.	700	31,687
Daiwa Securities Group, Inc.	2,100	11,587
Eisai Co. Ltd.	700	64,205
Hamamatsu Photonics KK	700	24,351
Hitachi Construction Machinery Co. Ltd.	1,400	38,653
Honda Motor Co. Ltd.	1,400	39,479
Hoya Corp.	700	42,536
ITOCHU Corp.	700	12,428
Japan Tobacco, Inc.	4,900	121,842
JFE Holdings, Inc.	700	12,339
JTEKT Corp.	1,400	17,804
JXTG Holdings, Inc.	2,100	12,692
KDDI Corp.	700	16,423
Keyence Corp.	700	379,745
Kikkoman Corp.	700	40,810
Kirin Holdings Co. Ltd.	700	16,429
Koito Manufacturing Co. Ltd.	700	37,543
Konica Minolta, Inc.	1,400	12,601

Kubota Corp.	700	11,941
Kuraray Co. Ltd.	700	10,875
Lion Corp.	700	13,803
M3, Inc.	1,400	22,612
Marubeni Corp.	1,400	10,449
MINEBEA MITSUMI, Inc.	2,100	34,066
Mitsubishi Chemical Holdings Corp.	9,800	80,143
Mitsubishi Corp.	700	18,876
Mitsubishi Gas Chemical Co., Inc.	700	11,491
Mitsubishi Tanabe Pharma Corp.	700	10,745
Mitsubishi UFJ Lease & Finance Co. Ltd.	2,100	11,448
Mitsui & Co. Ltd.	700	10,939
Mitsui Chemicals, Inc.	700	17,760
MonotaRO Co. Ltd.	1,400	37,913
NEC Corp.	4,200	130,198
Nexon Co. Ltd.(1)	1,400	16,546
NGK Spark Plug Co. Ltd.	700	14,376
Nikon Corp.	700	10,973
Nissan Chemical Corp.	700	37,974
NTT Data Corp.	700	8,137
NTT DOCOMO, Inc.	700	16,204
Obayashi Corp.	1,400	13,957
ORIX Corp.	700	11,340
Persol Holdings Co. Ltd.	700	13,106
Pigeon Corp.	1,400	57,640
Pola Orbis Holdings, Inc.	2,100	59,273
Recruit Holdings Co. Ltd.	4,200	115,514
Resona Holdings, Inc.	2,100	11,132
Ricoh Co. Ltd.	1,400	13,587
SBI Holdings, Inc.	1,400	31,760
Sekisui Chemical Co. Ltd.	700	11,355
Shimadzu Corp.	700	16,361
Shimizu Corp.	1,400	11,960
Shionogi & Co. Ltd.	700	46,284
Shiseido Co. Ltd.	1,400	89,067
Showa Denko KK	700	28,049
Showa Shell Sekiyu KK	1,400	21,687
Sompo Holdings, Inc.	700	27,038
Sony Financial Holdings, Inc.	1,400	29,344
Stanley Electric Co. Ltd.	700	20,374
SUMCO Corp.	700	10,727
Sumitomo Corp.	700	10,748
Suzuki Motor Corp.	2,800	139,445
Tokio Marine Holdings, Inc.	700	34,553
Tokyo Century Corp.	700	33,413
Tokyo Electron Ltd.	700	97,864
Tosoh Corp.	1,400	19,727
Unicharm Corp.	700	21,909
Welcia Holdings Co. Ltd.	700	35,447

Yakult Honsha Co. Ltd.	700	52,708
Yamaha Motor Co. Ltd.	700	14,395
Yamato Holdings Co. Ltd.	700	18,485
ZOZO, Inc.	1,400	31,132
		3,060,590
Netherlands — 3.3%
ASML Holding NV	420	70,904
Heineken Holding NV	119	10,503
Koninklijke Ahold Delhaize NV	2,947	75,761
Koninklijke DSM NV	217	19,223
Koninklijke Philips NV	2,079	78,257
Randstad NV	182	8,857
Unilever NV CVA	2,254	125,065
Wolters Kluwer NV	420	25,356
		413,926
New Zealand — 0.3%
a2 Milk Co. Ltd.(1)	5,159	36,958
Norway — 2.0%
Aker BP ASA	2,065	58,470
DNB ASA	651	11,161
Equinor ASA	1,281	29,854
Marine Harvest ASA	1,666	38,942
Norsk Hydro ASA	5,957	28,043
Orkla ASA	1,400	11,554
Telenor ASA	3,913	75,706
		253,730
Portugal — 0.2%
Galp Energia SGPS SA	1,169	19,212
Singapore — 0.9%
CapitaLand Mall Trust	7,700	12,628
DBS Group Holdings Ltd.	2,100	37,316
Jardine Cycle & Carriage Ltd.	700	17,959
Singapore Airlines Ltd.	1,400	9,704
Singapore Exchange Ltd.	4,200	22,408
Singapore Technologies Engineering Ltd.	4,900	12,679
		112,694
South Korea — 1.5%
Celltrion, Inc.(1)	238	50,850
Coway Co. Ltd.	175	12,240
LG Household & Health Care Ltd.	63	65,195
SK Hynix, Inc.	980	60,848
		189,133
Spain — 2.6%
ACS Actividades de Construccion y Servicios SA	1,141	43,770
Aena SME SA	119	18,890
Amadeus IT Group SA	735	52,645
Banco Bilbao Vizcaya Argentaria SA	1,848	10,500
Bankinter SA	2,408	20,121
CaixaBank SA	2,569	10,573

Mapfre SA	3,913	11,187
Repsol SA	7,672	132,471
Telefonica SA	2,772	24,883
		325,040
Sweden — 3.1%
Alfa Laval AB	798	17,168
Atlas Copco AB, A Shares	1,421	34,842
Boliden AB	441	9,880
Electrolux AB, Series B	812	18,451
Elekta AB, B Shares	2,541	30,614
Hennes & Mauritz AB, B Shares	854	15,731
Lundin Petroleum AB	686	18,053
Sandvik AB	1,925	28,554
SKF AB, B Shares	3,080	48,631
Svenska Cellulosa AB SCA, B Shares	3,458	27,820
Swedish Match AB	2,058	80,365
Swedish Orphan Biovitrum AB(1)	1,687	36,442
Volvo AB, B Shares	2,275	31,646
		398,197
Switzerland — 6.2%
ABB Ltd.	511	10,334
Adecco Group AG	196	9,689
Baloise Holding AG	77	11,311
Barry Callebaut AG	14	23,689
EMS-Chemie Holding AG	154	82,675
Flughafen Zurich AG	105	17,147
Georg Fischer AG	14	10,885
Givaudan SA	7	17,231
Kuehne + Nagel International AG	133	18,699
Logitech International SA	749	25,168
Nestle SA	154	13,120
Novartis AG	154	14,017
OC Oerlikon Corp. AG(1)	2,261	26,493
Partners Group Holding AG	238	155,872
Roche Holding AG	280	72,595
SGS SA	7	16,573
Sika AG	147	18,196
Sonova Holding AG	175	28,255
Straumann Holding AG	105	64,197
Swiss Life Holding AG(1)	35	13,725
Swiss Re AG	1,183	108,031
Temenos AG(1)	147	18,196
Zurich Insurance Group AG	42	13,175
		789,273
Taiwan — 1.2%
Formosa Petrochemical Corp.	14,000	50,679
Uni-President Enterprises Corp.	42,000	98,450
		149,129

United Kingdom — 14.5%
Admiral Group plc	847	22,522
Anglo American plc	2,954	59,030
Ashtead Group plc	5,376	120,654
Associated British Foods plc	385	11,907
Auto Trader Group plc	3,675	20,556
BAE Systems plc	16,695	104,653
Barclays plc	5,061	10,518
Barratt Developments plc	1,638	9,660
Berkeley Group Holdings plc	700	28,812
BP plc	1,624	10,775
BT Group plc	37,443	125,167
Carnival plc	189	10,979
Centrica plc	6,202	10,900
Coca-Cola HBC AG(1)	966	28,767
Compass Group plc	994	21,287
Croda International plc	350	21,775
Diageo plc	2,156	77,670
easyJet plc	4,781	67,863
Evraz plc	11,739	68,014
Experian plc	889	21,625
Ferguson plc	147	9,415
Fevertree Drinks plc	889	27,132
GlaxoSmithKline plc	574	11,876
Glencore plc(1)	2,835	10,495
Halma plc	1,211	21,199
Hargreaves Lansdown plc	5,243	127,202
Imperial Brands plc	329	10,116
InterContinental Hotels Group plc	1,939	103,907
International Consolidated Airlines Group SA	3,808	30,396
Intertek Group plc	336	20,136
ITV plc	6,356	11,775
J Sainsbury plc	20,811	80,986
Johnson Matthey plc	469	17,497
Lloyds Banking Group plc	188,167	132,910
London Stock Exchange Group plc	357	18,370
Marks & Spencer Group plc	11,788	44,023
Mediclinic International plc	1,806	8,148
Meggitt plc	1,778	11,756
Mondi plc	770	16,795
Next plc	462	28,890
Pearson plc	1,008	12,390
Persimmon plc	1,043	25,285
Rightmove plc	6,706	37,442
Rio Tinto plc	693	31,469
Royal Dutch Shell plc, A Shares	1,015	30,690
Royal Mail plc	3,969	16,195
Schroders plc	539	17,378
Smith & Nephew plc	693	12,600

Spirax-Sarco Engineering plc	266	20,822
Vodafone Group plc	9,653	20,807
WM Morrison Supermarkets plc	3,549	10,759
WPP plc	1,071	11,831
		1,843,826
TOTAL COMMON STOCKS (Cost $13,479,831)		12,625,183
TEMPORARY CASH INVESTMENTS — 0.6%
State Street Institutional U.S. Government Money Market Fund, Premier Class (Cost $73,266)	73,266	73,266
TOTAL INVESTMENT SECURITIES — 99.9% (Cost $13,553,097)		12,698,449
OTHER ASSETS AND LIABILITIES — 0.1%		16,180
TOTAL NET ASSETS — 100.0%		$12,714,629

MARKET SECTOR DIVERSIFICATION
(as a % of net assets)
Industrials	14.4%
Financials	14.3%
Health Care	13.9%
Consumer Discretionary	13.2%
Consumer Staples	12.4%
Information Technology	9.0%
Materials	8.5%
Communication Services	7.0%
Energy	5.0%
Utilities	0.9%
Real Estate	0.7%
Cash and Equivalents*	0.7%
*Includes temporary cash investments and other assets and liabilities.

NOTES TO SCHEDULE OF INVESTMENTS
ADR	-	American Depositary Receipt
CVA	-	Certificaten Van Aandelen

(1)	Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Trustees has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported net asset value per share.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Trustees or its delegate, in accordance with policies and procedures adopted by the Board of Trustees. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks	22,078	12,603,105	—
Temporary Cash Investments	73,266	—	—
	95,344	12,603,105	—

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

ITEM 2. CONTROLS AND PROCEDURES.

(a)
The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b)
There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	American Century ETF Trust

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President

Date:	January 25, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President
(principal executive officer)

Date:	January 25, 2019

By:	/s/ R. Wes Campbell
	Name:	R. Wes Campbell
	Title:	Treasurer and
Chief Financial Officer
(principal financial officer)

Date:	January 25, 2019